Note 31 - Trade and Other Payables	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
31	Trade and other payables

	2021	2020

Trade payables and accruals	2,503	1,897
Electricity accrual	888	735
Audit fee	260	273
Shareholders for dividend (Non-controlling interest)	–	208
Other payables	749	1,209
Connemara North - exploration option	–	300
Financial liabilities	4,400	4,622

Production and management bonus accrual - Blanket Mine	899	467
Other employee benefits	657	794
Leave pay	2,410	2,098
Bonus provision	645	–
Accruals	946	683
Non-financial liabilities	5,557	4,042
Total	9,957	8,664

The Group's exposure to credit and currency risks and impairment losses related to trade and other receivables are disclosed in note 33.

The Group voluntarily changed the disclosure policy for lease liabilities to be disclosed separately rather than under Trade and other payables. The new disclosure policy was adopted from December, 2020 and has been applied retrospectively. Refer to note 15.